Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations [Text Block]

3.       Discontinued Operations and Related Items

Berre—In September 2011, we announced our intention to initiate consultations with relevant employee Works Councils regarding a contemplated closure of our Berre refinery after receiving no offers to purchase the refinery. In connection with the intended closure, we recorded pre-tax charges totaling $136 million in the fourth quarter of 2011, primarily related to the estimated cost of the social plan for the affected employees. In 2012, we reduced the estimated cost of the social plan by $25 million.

Operations at the Berre refinery were suspended on January 4, 2012.

In the second quarter of 2012, the operations of the Berre refinery were deemed to have met the criteria for discontinued operations classification. As a result, the operations have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Income for all periods presented. The amounts included in Income (loss) from discontinued operations, net of tax, are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010

Sales and other operating revenues	$278	$2,852	$1,552	$660

Income (loss) from discontinued operations
before income taxes	$(24)	$(343)	$(45)	$242
(Provision for) benefit from income taxes	- -	11	- -	- -
Income (loss) from discontinued operations,
net of tax	$(24)	$(332)	$(45)	$242

Losses from discontinued operations for 2012 include benefits related to the liquidation of LIFO-valued inventory of $73 million.

The following table summarizes the assets and liabilities of the Berre refinery that are included in the Consolidated Balance Sheets. These amounts were derived from historical financial information and adjusted to exclude intercompany receivables and payables between the Berre refinery and other subsidiaries of the Company.

	December 31,	December 31,
Millions of dollars	2012	2011
Current assets related to discontinued operations:
Accounts receivable trade, net	$16	$234
Inventories	34	222
Total current assets related to discontinued operations	$50	$456

Current liabilities related to discontinued operations:
Accounts payable trade	$19	$158
Accrued liabilities	21	30
Total current liabilities related to discontinued operations	$40	$188

Long-term liabilities related to discontinued operations:
Other liabilities	$48	$121
Total long-term liabilities related to discontinued operations	$48	$121

Future Cash Flows and Related Charges (Benefits)—Future cash inflows will arise from the liquidation of on-hand raw materials, intermediate and refined product inventories.

Future cash out flows will occur for activities associated with exit or disposal activities and for payments made to severed employees. Exit and disposal related costs are expected to be incurred for the next two years. Payments to the affected employees are expected to be substantially complete by 2019.

The following table summarizes the changes in the accrual for the social plan for employees affected by the closure of the Berre refinery:

Millions of dollars	2012		2011
Beginning balance	$130	$	- -
Additions	- -		130
Cash payments	(44)		- -
Adjustment for change in estimated
population and newly enacted law	(25)		- -
Foreign currency impact	(2)		- -
Ending balance	$59		$130

Flavors and Fragrance Chemicals Business—In December 2010, we completed the sale of our flavors & fragrance chemicals business, receiving proceeds of $154 million and recognizing an after-tax gain of $64 million. The operations of the flavors & fragrance chemicals business were not material to our consolidated results and, as such, only the gain on sale was classified as discontinued operations in our Consolidated Statements of Income. The flavors & fragrance chemicals business had manufacturing facilities in Jacksonville, Florida, and Brunswick, Georgia, and approximately 200 employees. The business produced terpene-based fragrance ingredients and flavor ingredients for the oral-care, confectionery and beverage market.

The capital gain generated by the sale of the flavors & fragrance chemicals business was offset by capital loss and carryforwards, for which a full valuation allowance had been recorded and, as such, no tax was provided.